Summary of significant accounting policies (Details Narrative)	12 Months Ended
Dec. 31, 2022
Research and development and patents [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Identifiable intangible assets with finite estimated useful lives	7 years
Research and development and patents [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Identifiable intangible assets with finite estimated useful lives	15 years
Trademarks [member]
IfrsStatementLineItems [Line Items]
Identifiable intangible assets with finite estimated useful lives	10 years